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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                          Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



       Pioneer Research Fund
       Schedule of Investments  3/31/05 (unaudited)

Shares                                                        Value
       COMMON STOCKS - 99.0 %
       Energy - 8.2 %
       Integrated Oil & Gas - 6.4 %
4,931  ConocoPhillips                                      $  531,759
5,402  Occidental Petroleum Corp.                             384,460
9,591  Exxon Mobil Corp.                                      571,624
                                                           $1,487,843
       Oil & Gas Drilling - 0.9 %
3,451  Weatherford International, Inc. *                   $  199,951
       Oil & Gas Refining Marketing & Transportation - 0.9 %
3,675  Premcor, Inc.                                       $  219,324
       Total Energy                                        $1,907,118
       Materials - 4.3 %
       Aluminum - 0.2 %
1,706  Alcoa, Inc.                                         $   51,845
       Commodity Chemicals - 0.4 %
2,097  Praxair, Inc.                                       $  100,362
       Diversified Chemical - 0.6 %
1,966  PPG Industries, Inc.                                $  140,608
       Diversified Metals & Mining - 0.3 %
669    Phelps Dodge Corp.                                  $   68,057
       Paper Products - 1.8 %
9,874  Flowserve Corp. *                                   $  255,440
1,926  Louisiana-Pacific Corp. *                               48,420
1,046  Meadwestvaco Corp.                                      33,284
1,192  Weyerhaeuser Co.                                        81,652
                                                           $  418,796
       Precious Metals & Minerals - 0.3 %
1,657  Newmont Mining Corp.                                $   70,008
       Specialty Chemicals - 0.3 %
1,479  Cytec Industries, Inc.                              $   80,236
       Steel - 0.3 %
1,106  Nucor Corp.                                         $   63,661
       Total Materials                                     $  993,573
       Capital Goods - 7.9 %
       Aerospace & Defense - 0.6 %
2,421  Northrop Grumman Corp.                              $  130,686
       Industrial Conglomerates - 5.5%
6,234  American Standard Co., Inc.                         $  289,756
1,701  ITT Industries, Inc.                                   153,498
819    Johnson Controls, Inc.                                  45,667
15,883 Tyco International, Ltd.                               536,845
2,314  United Technologies Corp.                              235,241
                                                           $1,261,007
       Industrial Machinery - 1.9 %
6,498  Deere & Co.                                         $  436,211
       Total Capital Goods                                 $1,827,904
       Commercial Services & Supplies - 0.9 %
       Diversified Commercial Services - 0.9 %
1,673  The Dun & Bradstreet Corp. *                        $  102,806
2,203  H & R Block, Inc.                                      111,428
                                                           $  214,234
       Total Commercial Services & Supplies                $  214,234
       Transportation - 1.6 %
       Air Freight & Couriers - 0.3 %
701    FedEx Corp.                                         $   65,859
       Railroads - 0.6 %
959    Burlington Northern, Inc.                           $   51,719
1,270  Norfolk Southern Corp.                                  47,054
690    Union Pacific Corp.                                     48,093
                                                           $  146,866
       Trucking - 0.7 %
2,298  United Parcel Service                               $  167,157
       Total Transportation                                $  379,882
       Automobiles & Components - 0.2 %
       Auto Parts & Equipment - 0.2 %
635    Magna International, Inc.                           $   42,482
       Total Automobiles & Components                      $   42,482
       Hotels, Restaurants & Leisure - 1.0 %
       Restaurants - 1.0 %
4,273  Ruby Tuesday, Inc.                                  $  103,791
2,259  Tricon Global Restaurants, Inc.                        117,039
                                                           $  220,830
       Total Hotels, Restaurants & Leisure                 $  220,830
       Media - 3.9 %
       Broadcasting & Cable Television - 0.8 %
5,694  Comcast Corp. *                                     $  192,343
       Movies & Entertainment - 2.4 %
10,911 The Walt Disney Co.                                 $  313,473
14,061 Time Warner, Inc. *                                    246,771
                                                           $  560,244
       Publishing - 0.7 %
867    Gannett Co.                                         $   68,562
942    McGraw-Hill Co., Inc.                                   82,190
                                                           $  150,752
       Total Media                                         $  903,339
       Retailing - 5.3 %
       Apparel Retail - 2.8 %
5,105  Liz Claiborne, Inc.                                 $  204,864
992    Nike, Inc.                                              82,644
12,232 Ross Stores, Inc.                                      356,440
                                                           $  643,948
       Department Stores - 1.4 %
6,267  J.C. Penney Co., Inc.                               $  325,383
       General Merchandise Stores - 1.1 %
5,110  Target Corp.                                        $  255,602
       Total Retailing                                     $1,224,933
       Food & Drug Retailing - 3.1 %
       Drug Retail - 1.3 %
6,513  Walgreen Co.                                        $  289,307
       Food Retail - 0.4 %
2,508  Dean Foods Co. *                                    $   86,024
       Hypermarkets & Supercenters - 1.5 %
6,935  Wal-Mart Stores, Inc.                               $  347,513
       Total Food & Drug Retailing                         $  722,844
       Food, Beverage & Tobacco - 4.7 %
       Soft Drinks - 2.2 %
4,841  Cott Corp. *                                        $  117,297
7,393  PepsiCo, Inc.                                          392,051
                                                           $  509,348
       Tobacco - 2.5 %
9,013  Altria Group, Inc.                                  $  589,360
       Total Food, Beverage & Tobacco                      $1,098,708
       Household & Personal Products - 2.4 %
       Household Products - 0.5 %
1,788  Clorox Co.                                          $  112,626
       Personal Products - 1.9 %
10,186 Avon Products, Inc.                                 $  437,387
       Total Household & Personal Products                 $  550,013
       Health Care Equipment & Services - 5.5 %
       Health Care Distributors - 3.0 %
8,241  Bristol-Myers Squibb Co.                            $  209,816
8,502  Cardinal Health, Inc.                                  474,412
                                                           $  684,228
       Health Care Equipment - 1.0 %
3,100  Guidant Corp.                                       $  229,090
       Health Care Facilities - 0.9 %
3,779  HCA, Inc.                                           $  202,441
       Managed Health Care - 0.6 %
1,175  Wellpoint, Inc. *                                   $  147,286
       Total Health Care Equipment & Services              $1,263,045
       Pharmaceuticals & Biotechnology - 7.1 %
       Biotechnology - 1.6 %
5,260  Amgen, Inc. *                                       $  306,185
6,030  Cubist Pharmaceuticals, Inc. *                          64,039
                                                           $  370,224
       Pharmaceuticals - 5.5 %
2,435  Astrazeneca Plc                                     $   95,870
8,964  IVAX Corp. *                                           177,218
20,362 Merck & Co., Inc.                                      659,118
18,761 Schering-Plough Corp.                                  340,512
                                                           $1,272,718
       Total Pharmaceuticals & Biotechnology               $1,642,942
       Banks - 7.3 %
       Diversified Banks - 5.9 %
11,698 Bank of America Corp.                               $  515,882
5,464  U.S. Bancorp                                           157,472
13,723 Wachovia Corp.                                         698,638
                                                           $1,371,992
       Thrifts & Mortgage Finance - 1.4 %
3,680  Freddie Mac                                         $  232,576
3,939  Sovereign Bancorp, Inc.                                 87,288
                                                           $  319,864
       Total Banks                                         $1,691,856
       Diversified Financials - 7.7 %
       Consumer Finance - 0.3 %
110    White Mountains Insurance Group, Ltd.               $   66,935
       Asset Management & Custody Banks - 0.5 %
4,290  The Bank of New York Co., Inc.                      $  124,625
       Consumer Finance - 0.8 %
10,653 Providian Financial Corp. *                         $  182,805
       Investment Banking & Brokerage - 3.2 %
3,126  Goldman Sachs Group, Inc.                           $  343,829
6,887  Merrill Lynch & Co., Inc.                              389,804
                                                           $  733,633
       Diversified Financial Services - 2.9 %
14,864 Citigroup, Inc.                                     $  667,988
       Total Diversified Financials                        $1,775,986
       Insurance - 3.6 %
       Insurance Brokers - 0.3 %
1,629  Willis Group Holdings, Ltd.                         $   60,061
       Life & Health Insurance - 0.4 %
5,880  UNUM Porvident Corp.                                $  100,078
       Multi-Line Insurance - 2.0 %
5,910  American International Group, Inc.                  $  327,473
2,013  Hartford Financial Services Group, Inc.                138,011
                                                           $  465,484
       Property & Casualty Insurance - 0.9 %
3,772  ACE, Ltd.                                           $  155,670
16     Berkshire Hathaway, Inc. (Class B) *                    45,696
                                                           $  201,366
       Total Insurance                                     $  826,989
       Real Estate - 0.4 %
       Real Estate Investment Trusts - 0.4 %
4,655  BioMed Property Trust, Inc.                         $   95,893
       Total Real Estate                                   $   95,893
       Software & Services - 5.3 %
       Application Software - 4.2 %
31,439 Microsoft Corp.                                     $  759,881
9,670  Macrovision Corp. *                                    220,379
                                                           $  980,260
       It Consulting & Other Services - 1.1 %
6,241  Accenture, Ltd. *                                   $  150,720
2,322  Anteon International Corp. *                            90,395
                                                           $  241,115
       Total Software & Services                           $1,221,375
       Technology Hardware & Equipment - 6.7 %
       Communications Equipment - 1.8 %
21,411 Avaya, Inc. *                                       $  250,080
4,828  Qualcomm, Inc.                                         176,946
                                                           $  427,026
       Computer Hardware - 3.6 %
10,277 Dell, Inc. *                                        $  394,842
20,239 Hewlett-Packard Co.                                    444,044
                                                           $  838,886
       Computer Storage & Peripherals - 1.2 %
10,338 Sandisk Corp. *                                     $  287,396
       Total Technology Hardware & Equipment               $1,553,308
       Semiconductors - 3.0 %
       Semiconductor Equipment - 0.6 %
9,228  Applied Materials, Inc. *                           $  149,955
       Semiconductors - 2.3 %
12,172 Intel Corp.                                         $  282,756
10,225 Texas Instruments, Inc.                                260,635
                                                           $  543,391
       Total Semiconductors                                $  693,346
       Telecommunication Services - 3.0 %
       Integrated Telecommunication Services - 1.0 %
8,712  BellSouth Corp.                                     $  229,038
       Wireless Telecommunication Services - 2.0 %
17,794 Vodafone Group Plc (A.D.R.)                         $  472,609
       Total Telecommunication Services                    $  701,647
       Utilities - 3.2 %
       Electric Utilities - 2.4 %
6,691  Exelon Corp.                                        $  307,050
7,107  PG&E Corp.                                             242,349
                                                           $  549,399
       Multi-Utilities & Unregulated Power - 0.9 %
5,819  NRG Energy, Inc. *                                  $  198,719
       Total Utilities                                     $  748,118
       TOTAL COMMON STOCKS
       (Cost   $20,776,620)                                $22,300,365

       EXCHANGE TRADED FUND
5,200  S & P 500 Depository Receipt                        $  613,444
       TOTAL EXCHANGE TRADED FUND
       (Cost $615,263)                                     $  613,444

       TOTAL INVESTMENTS IN SECURITIES - 99.0%             $22,913,809
       (Cost $21,391,883) (a)
       OTHER ASSETS AND LIABILITIES - 1.0%                 $  220,675

       TOTAL NET ASSETS - 100.0%                           $23,134,484

   *   Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $21,572,378 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost           $1,932,906

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value            (591,475)

       Net unrealized gain                                 $1,341,431

       The accompanying notes are an integral part of these financial statements.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.